Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Information for Reporting Segments and a Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes

The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2017
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,888	$6,215				$268	$883
United States	9,989	9,742				301	1,593
Mexico	5,505	4,867				241	1,084
Eliminations	(1,477)	—				—	—

North America	20,905	20,824	$549	$2,064	$612	810	3,560

Europe
Western Europe
(excluding Great Britain)	12,371	11,949				624	2,443
Great Britain	597	595				35	162
Eastern Europe	2,674	2,379				199	728
Eliminations	(465)	—				—	—

Europe	15,177	14,923	478	596	1,264	858	3,333

Asia	2,791	2,608	106	366	223	117	726
Rest of World	584	583	13	12	—	8	57
Corporate and Other [i]	(511)	8	27	70	—	65	465

Total reportable segments	$38,946	$38,946	$1,173	$3,108	$2,099	$1,858	$8,141
Current assets							11,220
Investments, intangible assets, goodwill, deferred tax assets and other assets							6,032

Consolidated total assets							$25,393

	2016
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,784	$6,214				$201	$721
United States	10,226	9,857				400	1,573
Mexico	5,121	4,586				309	999
Eliminations	(1,387)	—				—	—

North America	20,744	20,657	$486	$2,061	$595	910	3,293

Europe
Western Europe (excluding Great Britain)	10,537	10,159				578	1,912
Great Britain	658	656				24	127
Eastern Europe	2,285	2,000				136	545
Eliminations	(400)	—				—	—

Europe	13,080	12,815	431	543	1,116	738	2,584

Asia	2,674	2,502	103	266	212	97	679
Rest of World	465	464	13	(17)	—	11	62
Corporate and Other [i]	(518)	7	23	45	—	51	404

Total reportable segments	$36,445	$36,445	$1,056	$2,898	$1,923	$1,807	$7,022
Current assets							10,163
Investments, intangible assets, goodwill, deferred tax assets and other assets							5,381

Consolidated total assets							$22,566

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	The following table reconciles Net income from operations to Adjusted EBIT:

	2017	2016
Net Income from operations	$2,255	$2,074
Add (deduct):
Interest expense, net	70	88
Other expense, net	39	30
Income taxes	744	706

Adjusted EBIT	$3,108	$2,898

Schedule of Aggregates External Revenues by Customer
[b]	The following table aggregates external revenues by customer as follows:

	2017	2016
General Motors	$6,854	$7,207
Ford Motor Company	6,058	5,667
Fiat / Chrysler Group	5,502	5,349
Daimler AG	4,719	4,294
BMW	4,231	3,786
Volkswagen	4,025	3,758
Other	7,557	6,384

	$38,946	$36,445

Summary of External Revenues by Automotive Products and Services
[c]	The following table summarizes external revenues generated by automotive products and services:

	2017	2016
Body systems and chassis systems	$9,744	$9,157
Powertrain systems	6,773	6,489
Exterior systems	5,325	5,272
Seating systems	5,203	5,079
Tooling, engineering and other	3,397	3,078
Complete vehicle assembly	2,944	2,190
Vision and electronic systems	2,891	2,768
Closure systems	2,669	2,412

	$38,946	$36,445